Finance Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2022
Finance Lease Right of Use Assets [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 10 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of June 30, 2022 and 2021:

	2021	Increase/ (Decrease)	Exchange Rate Translation	2022
Company vehicles	$1,857,556	$-	$(69,553)	$1,788,003
Total right-of-use assets, at cost	1,857,556	-	(69,553)	1,788,003
Less: accumulated amortization	(510,828)	(185,583)	25,910	(670,501)
Right-of-use assets, net	$1,346,728	$(185,583)	$(43,643)	$1,117,502

The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.